Cover	Jan. 01, 2023
Cover [Abstract]
Entity Registrant Name	OCEAN THERMAL ENERGY CORPORATION
Entity Central Index Key	0000827099
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jan. 01, 2023
Entity File Number	033-19411-C
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-5081381
Entity Address Address Line 1	800 South Queen Street
Entity Address City Or Town	Lancaster
Entity Address State Or Province	PA
Entity Address Postal Zip Code	17603
City Area Code	717
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	299-1344